Net Income (Loss) Per Unit (Tables)	3 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Unit
The table below sets forth the computation of basic and diluted net loss per unit for the three months ended December 31, 2020 and 2019:

	Three Months Ended December 31,
	2020	2019

Net loss attributable to common unitholders (in thousands) - Basic and Diluted	$(8,858)	$(7,705)

Basic weighted-average common units outstanding	1,529,937	1,525,791
Effecting of dilutive securities:
Series A preferred units	—	—
Restricted units	—	—
Diluted weighted-average common units outstanding	1,529,937	1,525,791
Basic net loss per common unit	$(5.79)	$(5.04)
Diluted net loss per common unit	$(5.79)	$(5.04)

Schedule of Anti-Dilutive Units
For the three months ended December 31, 2020 and 2019, the following units were excluded from the calculation of diluted net loss per unit due to their anti-dilutive effect:

	Three Months Ended December 31,
	2020	2019

Series A preferred units	511,695	482,246
Restricted units	34,512	14,766